UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03737

Fidelity Advisor Series IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Limited Term Government Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	19.4
1 - 1.99%	17.7
2 - 2.99%	18.7
3 - 3.99%	18.5
4 - 4.99%	13.7
5 - 5.99%	5.6
6 - 6.99%	0.3
7 - 7.99%	0.0
8 - 8.99%	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Futures and Swaps - 18.8%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 82.4%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.6%
Fannie Mae 0.625% 4/22/25	319,000	296,690
Freddie Mac 4% 11/25/24	1,500,000	1,469,575
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,766,265
U.S. Treasury Obligations - 81.4%
U.S. Treasury Bonds 3.625% 2/15/53	1,590,000	1,527,145
U.S. Treasury Notes:
0.25% 5/15/24	258,000	246,027
0.25% 7/31/25	15,964,000	14,633,251
0.25% 9/30/25	14,373,000	13,127,153
0.25% 10/31/25	5,600,000	5,095,344
0.375% 4/30/25	17,023,000	15,756,914
0.375% 12/31/25	1,226,000	1,114,990
0.75% 3/31/26	939,000	856,984
0.75% 8/31/26	1,200,000	1,081,922
0.875% 9/30/26	5,600,000	5,063,844
1.125% 10/31/26	800,000	727,781
1.25% 12/31/26	7,119,000	6,485,242
1.375% 1/31/25	2,300,000	2,180,688
1.5% 2/29/24	18,000,000	17,502,890
1.5% 9/30/24	7,921,000	7,578,479
1.5% 10/31/24	3,410,000	3,256,550
1.5% 1/31/27	1,144,000	1,049,173
1.5% 11/30/28	125,000	110,933
1.625% 9/30/26	552,000	511,721
1.75% 7/31/24	7,660,000	7,376,939
2% 5/31/24	4,240,000	4,107,831
2.25% 4/30/24	3,560,000	3,464,325
2.375% 3/31/29	500,000	463,613
2.5% 3/31/27	15,200,000	14,437,031
2.75% 2/15/24	12,942,000	12,712,987
2.75% 4/30/27	2,200,000	2,107,102
2.75% 7/31/27	3,100,000	2,964,859
3% 6/30/24	15,800,000	15,442,648
3.5% 4/30/28	110,000	108,582
3.625% 3/31/28	3,470,000	3,443,433
3.875% 4/30/25	1,970,000	1,948,530
3.875% 1/15/26	10,030,000	9,959,868
3.875% 11/30/27	4,110,000	4,116,582
3.875% 12/31/27	10,479,000	10,496,190
4% 2/15/26	2,500,000	2,491,797
4% 2/29/28	4,900,000	4,943,066
4.125% 10/31/27	6,500,000	6,567,031
4.25% 12/31/24	7,000,000	6,948,867
4.5% 11/30/24	2,600,000	2,589,031
4.625% 2/28/25	8,600,000	8,605,039
4.625% 3/15/26	2,210,000	2,241,423
TOTAL U.S. TREASURY OBLIGATIONS		225,443,805
Other Government Related - 0.4%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,050,000	995,969
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $237,490,944)		228,206,039

U.S. Government Agency - Mortgage Securities - 12.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.8%
12 month U.S. LIBOR + 1.360% 3.615% 10/1/35 (b)(c)	2,441	2,463
12 month U.S. LIBOR + 1.460% 3.848% 1/1/35 (b)(c)	3,731	3,751
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (b)(c)	488	496
12 month U.S. LIBOR + 1.550% 3.715% 5/1/44 (b)(c)	3,756	3,827
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (b)(c)	733	749
12 month U.S. LIBOR + 1.550% 3.989% 2/1/44 (b)(c)	2,435	2,459
12 month U.S. LIBOR + 1.560% 3.935% 2/1/44 (b)(c)	5,979	6,048
12 month U.S. LIBOR + 1.560% 4.065% 3/1/37 (b)(c)	4,122	4,155
12 month U.S. LIBOR + 1.570% 4.157% 4/1/44 (b)(c)	11,778	11,909
12 month U.S. LIBOR + 1.580% 3.83% 1/1/44 (b)(c)	6,143	6,216
12 month U.S. LIBOR + 1.580% 4.08% 4/1/44 (b)(c)	4,117	4,157
12 month U.S. LIBOR + 1.620% 3.95% 3/1/33 (b)(c)	3,494	3,521
12 month U.S. LIBOR + 1.630% 4.127% 11/1/36 (b)(c)	5,552	5,633
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (b)(c)	5,789	5,902
12 month U.S. LIBOR + 1.730% 4.294% 5/1/36 (b)(c)	1,312	1,342
12 month U.S. LIBOR + 1.750% 4.051% 7/1/35 (b)(c)	958	969
12 month U.S. LIBOR + 1.770% 3.995% 2/1/37 (b)(c)	10,670	10,789
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (b)(c)	14,585	14,805
12 month U.S. LIBOR + 1.810% 4.304% 2/1/42 (b)(c)	8,637	8,766
12 month U.S. LIBOR + 1.850% 4.429% 4/1/36 (b)(c)	8,481	8,586
12 month U.S. LIBOR + 1.890% 4.392% 8/1/35 (b)(c)	7,176	7,313
6 month U.S. LIBOR + 1.510% 5.523% 2/1/33 (b)(c)	876	888
6 month U.S. LIBOR + 1.530% 3.785% 12/1/34 (b)(c)	1,253	1,256
6 month U.S. LIBOR + 1.530% 3.844% 3/1/35 (b)(c)	2,009	2,014
6 month U.S. LIBOR + 1.540% 6.295% 4/1/33 (b)(c)	13,189	13,420
6 month U.S. LIBOR + 1.550% 5.984% 10/1/33 (b)(c)	1,413	1,440
6 month U.S. LIBOR + 1.560% 5.603% 7/1/35 (b)(c)	681	692
U.S. TREASURY 1 YEAR INDEX + 2.180% 4.139% 7/1/36 (b)(c)	6,391	6,481
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (b)(c)	878	891
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.405% 10/1/33 (b)(c)	1,762	1,802
U.S. TREASURY 1 YEAR INDEX + 2.300% 4.303% 12/1/32 (b)(c)	35,287	36,052
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.612% 12/1/32 (b)(c)	68,891	70,195
1.5% 11/1/40 to 11/1/41	2,983,375	2,443,569
2% 2/1/28 to 7/1/41	2,730,676	2,451,176
2.5% 1/1/28 to 11/1/41	1,677,571	1,552,496
3% 11/1/34 to 2/1/52 (d)(e)	1,128,494	1,046,498
3.5% 3/1/52	49,825	45,994
4% 7/1/46 to 10/1/46	866,423	837,691
4.5% 11/1/25 to 6/1/41	205,181	203,406
5% 10/1/52 to 12/1/52	824,476	821,151
5.5% 8/1/25	1,433	1,423
5.5% 5/1/53	567,474	570,094
6% to 6% 1/1/34 to 6/1/36	132,294	136,602
6.5% 5/1/27 to 8/1/36	126,443	131,503
TOTAL FANNIE MAE		10,490,590
Freddie Mac - 2.4%
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (b)(c)	28,239	28,691
12 month U.S. LIBOR + 1.880% 4.13% 10/1/41 (b)(c)	35,659	36,255
12 month U.S. LIBOR + 1.900% 4.179% 10/1/42 (b)(c)	11,391	11,575
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (b)(c)	98	99
12 month U.S. LIBOR + 2.040% 4.256% 7/1/36 (b)(c)	5,641	5,786
6 month U.S. LIBOR + 1.660% 5.54% 7/1/35 (b)(c)	8,765	8,890
6 month U.S. LIBOR + 1.880% 4.369% 10/1/36 (b)(c)	13,095	13,159
6 month U.S. LIBOR + 1.990% 4.435% 10/1/35 (b)(c)	6,869	6,919
6 month U.S. LIBOR + 2.010% 6.76% 5/1/37 (b)(c)	1,471	1,511
6 month U.S. LIBOR + 2.680% 6.988% 10/1/35 (b)(c)	647	666
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.907% 6/1/33 (b)(c)	10,129	10,250
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.066% 4/1/34 (b)(c)	20,075	20,453
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.046% 7/1/35 (b)(c)	11,651	12,000
1.5% 12/1/40 to 4/1/41	818,077	674,241
2% 7/1/41	1,034,459	893,947
2.5% 1/1/28 to 1/1/42	2,469,821	2,239,362
3% 9/1/34 to 3/1/52	467,874	435,273
3.5% 7/1/32 to 3/1/52 (d)	1,094,183	1,014,263
5% 9/1/35 to 12/1/52	686,755	684,027
5.5% 5/1/53	514,045	516,418
6% 1/1/24	1,159	1,156
TOTAL FREDDIE MAC		6,614,941
Ginnie Mae - 2.3%
6% 6/15/36	117,175	121,322
8% 12/15/23	48	48
2% 2/20/51	49,542	42,131
2% 6/1/53 (f)	150,000	127,195
2% 6/1/53 (f)	1,900,000	1,611,139
2% 6/1/53 (f)	650,000	551,179
2% 6/1/53 (f)	1,000,000	847,968
2% 7/1/53 (f)	1,000,000	848,827
2% 7/1/53 (f)	1,300,000	1,103,475
2% 7/1/53 (f)	350,000	297,089
3.5% 2/20/50	9,743	9,134
4% 6/1/53 (f)	250,000	237,564
5.47% 8/20/59 (b)(g)	97	91
5.5% 6/1/53 (f)	400,000	399,560
5.5% 6/1/53 (f)	200,000	199,780
TOTAL GINNIE MAE		6,396,502
Uniform Mortgage Backed Securities - 3.8%
4% 6/1/53 (f)	1,200,000	1,133,625
4% 6/1/53 (f)	750,000	708,516
4% 6/1/53 (f)	50,000	47,234
5% 6/1/38 (f)	275,000	274,302
5% 6/1/38 (f)	550,000	548,603
5% 6/1/38 (f)	675,000	673,286
5% 6/1/38 (f)	400,000	398,984
5% 6/1/38 (f)	200,000	199,492
5% 6/1/38 (f)	200,000	199,492
5.5% 6/1/53 (f)	2,300,000	2,298,473
5.5% 6/1/53 (f)	2,300,000	2,298,473
5.5% 6/1/53 (f)	400,000	399,734
5.5% 6/1/53 (f)	1,500,000	1,499,004
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		10,679,218
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $35,020,948)		34,181,251

Collateralized Mortgage Obligations - 5.4%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 5.4%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 3.08% 4/25/24 (b)(c)	6,370	6,333
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 6.118% 8/25/31 (b)(c)	12,387	12,461
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 5.7113% 11/18/31 (b)(c)	12,865	12,790
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 6.138% 4/25/32 (b)(c)	2,741	2,756
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 5.588% 11/25/32 (b)(c)	47,707	47,633
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 6.138% 11/25/32 (b)(c)	5,616	5,646
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 6.068% 6/25/36 (b)(c)	158,350	159,184
planned amortization class Series 2005-64 Class PX, 5.5% 6/25/35	10,400	10,343
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	779	776
Series 2004-52 Class KZ, 5.5% 7/25/34	256,535	258,756
Series 2022-1 Class KA, 3% 5/25/48	166,325	151,435
Series 2022-13 Class MA, 3% 5/25/44	704,020	660,083
Series 2022-3 Class N, 2% 10/25/47	1,300,000	1,125,413
Series 2022-35 Class CK, 4% 3/25/47	1,400,465	1,343,379
Series 2022-49 Class TE, 4.5% 12/25/48	1,239,453	1,209,747
Series 2022-65 Class GA, 5% 4/25/46	1,223,996	1,206,915
Series 2022-7 Class A, 3% 5/25/48	236,646	215,488
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	18,181	286
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 6.058% 3/25/36 (b)(c)	108,729	109,269
Series 2011-67 Class AI, 4% 7/25/26 (h)	5,667	138
Freddie Mac:
floater:
Series 2448 Class FT, 1 month U.S. LIBOR + 1.000% 6.1074% 3/15/32 (b)(c)	13,213	13,277
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 5.5074% 11/15/32 (b)(c)	13,099	13,013
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 5.7074% 2/15/32 (b)(c)	7,107	7,083
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 6.0074% 2/15/33 (b)(c)	36,780	36,862
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 5.5074% 3/15/34 (b)(c)	47,968	47,410
planned amortization class Series 3415 Class PC, 5% 12/15/37	19,166	19,019
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	12,364	12,500
Series 2004-2802 Class ZG, 5.5% 5/15/34	225,414	231,753
Series 2004-2862 Class NE, 5% 9/15/24	8,709	8,683
Series 2022-5189 Class DA, 2.5% 5/25/49	135,674	117,695
Series 2022-5190 Class BA, 2.5% 11/25/47	120,205	106,362
Series 2022-5197 Class DA, 2.5% 11/25/47	91,309	80,800
Series 2022-5198 Class BA, 2.5% 11/25/47	492,832	442,070
Series 2022-5202 Class LB, 2.5% 10/25/47	97,473	86,011
Series 2145 Class MZ, 6.5% 4/15/29	42,656	43,266
Series 2357 Class ZB, 6.5% 9/15/31	38,189	39,197
Series 3859 Class JZ, 5% 5/15/41	280,649	283,575
Series 2021-5083 Class VA, 1% 8/15/38	1,499,912	1,394,159
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 5.6484% 7/20/37 (b)(c)	29,075	28,744
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 5.6284% 1/20/38 (b)(c)	7,520	7,426
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 6.0084% 8/20/38 (b)(c)	59,473	59,640
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 6.0484% 9/20/38 (b)(c)	43,578	43,765
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 5.7054% 11/16/39 (b)(c)	35,479	35,165
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 5.6354% 12/16/39 (b)(c)	21,810	21,551
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 5.3477% 7/20/60 (b)(c)(g)	405,133	401,309
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 5.1577% 9/20/60 (b)(c)(g)	455,664	451,418
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 5.1577% 8/20/60 (b)(c)(g)	352,938	349,549
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 5.2377% 12/20/60 (b)(c)(g)	165,046	163,691
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 12/20/60 (b)(c)(g)	150,791	149,909
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 2/20/61 (b)(c)(g)	125,836	124,960
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 5.3477% 2/20/61 (b)(c)(g)	174,979	173,794
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 4/20/61 (b)(c)(g)	129,069	128,214
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 5.3577% 5/20/61 (b)(c)(g)	194,581	193,506
Class FC, 1 month U.S. LIBOR + 0.500% 5.3577% 5/20/61 (b)(c)(g)	145,324	144,450
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 5.3877% 6/20/61 (b)(c)(g)	162,590	161,688
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 5.4577% 10/20/61 (b)(c)(g)	174,460	173,661
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.5577% 11/20/61 (b)(c)(g)	171,355	170,707
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.5577% 1/20/62 (b)(c)(g)	95,354	95,000
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.4877% 1/20/62 (b)(c)(g)	164,722	163,923
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.4877% 3/20/62 (b)(c)(g)	78,438	77,986
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8719% 5/20/61 (b)(c)(g)	1,457	1,438
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.9101% 5/20/63 (b)(c)(g)	2,378	2,331
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.9322% 4/20/63 (b)(c)(g)	3,187	3,134
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.5948% 12/20/62 (b)(c)(g)	4,181	4,083
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	114,502	110,167
Series 2017-134 Class BA, 2.5% 11/20/46	32,224	29,081
sequential payer:
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	245,289	240,911
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	638,165	613,734
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(g)	5,172	5,110
Series 2013-H08 Class MA, 3% 3/20/63 (g)	2,272	2,123
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(g)	13,075	12,495
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.08% 5/20/66 (b)(c)(g)	427,738	426,308
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.93% 8/20/66 (b)(c)(g)	541,268	538,350

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,916,159)		14,830,887

Commercial Mortgage Securities - 2.3%
	Principal Amount (a)	Value ($)
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	913,000	884,948
Series 2015-K049 Class A2, 3.01% 7/25/25	25,000	24,157
Series 2015-K050 Class A2, 3.334% 8/25/25 (b)	990,127	962,220
Series 2015-K051 Class A2, 3.308% 9/25/25	39,000	37,865
Series 2016-K052 Class A2, 3.151% 11/25/25	1,115,675	1,078,873
Series 2017-K729 Class A2, 3.136% 10/25/24	600,000	583,220
Series 2021-K136 Class A2, 2.127% 11/25/31	840,000	708,108
Series 2022-150 Class A2, 3.71% 9/25/32	400,000	380,088
Series 2017-K727 Class A2, 2.946% 7/25/24	1,122,479	1,093,380
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	657,107	634,819
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,583,493)		6,387,678

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (i) (Cost $11,531,071)	11,528,766	11,531,072

TOTAL INVESTMENT IN SECURITIES - 106.6% (Cost $305,542,615)	295,136,927
NET OTHER ASSETS (LIABILITIES) - (6.6)%	(18,257,887)
NET ASSETS - 100.0%	276,879,040

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/53	(350,000)	(296,789)
2% 6/1/53	(1,000,000)	(847,968)
2% 6/1/53	(1,300,000)	(1,102,357)

TOTAL GINNIE MAE		(2,247,114)

Uniform Mortgage Backed Securities
3.5% 6/1/53	(400,000)	(366,969)
3.5% 6/1/53	(400,000)	(366,969)
4% 6/1/53	(1,000,000)	(944,688)
4% 6/1/53	(900,000)	(850,219)
4% 6/1/53	(100,000)	(94,469)
5.5% 6/1/53	(1,100,000)	(1,099,269)
5.5% 6/1/53	(250,000)	(249,834)
5.5% 6/1/53	(150,000)	(149,900)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(4,122,317)

TOTAL TBA SALE COMMITMENTS (Proceeds $6,365,289)		(6,369,431)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	228	Sep 2023	46,928,813	(113,732)	(113,732)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	74	Sep 2023	8,071,781	(7,157)	(7,157)

TOTAL PURCHASED					(120,889)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	66	Sep 2023	7,554,938	(14,764)	(14,764)

TOTAL FUTURES CONTRACTS					(135,653)
The notional amount of futures purchased as a percentage of Net Assets is 19.8%
The notional amount of futures sold as a percentage of Net Assets is 2.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $80,037,000.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (2)	Value ($)	Upfront Premium Received/ (Paid) ($) (3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Jun 2025	3,287,000	35,925	0	35,925
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Jun 2028	392,000	7,839	0	7,839
3%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Jun 2030	698,000	16,097	0	16,097
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Jun 2053	176,000	1,529	0	1,529
TOTAL INTEREST RATE SWAPS							61,390	0	61,390

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $385,489.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $141,877.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	44,236,072	62,073,701	94,778,701	501,350	-	-	11,531,072	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	-	82,373,444	82,373,444	7,878	-	-	-	0.0%
Total	44,236,072	144,447,145	177,152,145	509,228	-	-	11,531,072

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	228,206,039	-	228,206,039	-

U.S. Government Agency - Mortgage Securities	34,181,251	-	34,181,251	-

Collateralized Mortgage Obligations	14,830,887	-	14,830,887	-

Commercial Mortgage Securities	6,387,678	-	6,387,678	-

Money Market Funds	11,531,072	11,531,072	-	-
Total Investments in Securities:	295,136,927	11,531,072	283,605,855	-
Derivative Instruments:

Assets
Swaps	61,390	-	61,390	-
Total Assets	61,390	-	61,390	-

Liabilities
Futures Contracts	(135,653)	(135,653)	-	-
Total Liabilities	(135,653)	(135,653)	-	-
Total Derivative Instruments:	(74,263)	(135,653)	61,390	-
Other Financial Instruments:

TBA Sale Commitments	(6,369,431)	-	(6,369,431)	-
Total Other Financial Instruments:	(6,369,431)	-	(6,369,431)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(135,653)
Swaps (b)	61,390	0
Total Interest Rate Risk	61,390	(135,653)
Total Value of Derivatives	61,390	(135,653)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $294,011,544)	$283,605,855
Fidelity Central Funds (cost $11,531,071)	11,531,072

Total Investment in Securities (cost $305,542,615)		$295,136,927
Cash		348,436
Receivable for investments sold		637
Receivable for TBA sale commitments		6,365,289
Receivable for fund shares sold		152,225
Interest receivable		1,453,577
Distributions receivable from Fidelity Central Funds		52,168
Receivable for daily variation margin on futures contracts		63,799
Receivable for daily variation margin on centrally cleared OTC swaps		10,444
Total assets		303,583,502
Liabilities
Payable for investments purchased
Regular delivery	$1,435,025
Delayed delivery	16,931,313
TBA sale commitments, at value	6,369,431
Payable for fund shares redeemed	1,865,812
Distributions payable	32,747
Accrued management fee	46,751
Other affiliated payables	23,383
Total Liabilities		26,704,462
Net Assets		$276,879,040
Net Assets consist of:
Paid in capital		$301,787,558
Total accumulated earnings (loss)		(24,908,518)
Net Assets		$276,879,040
Net Asset Value , offering price and redemption price per share ($276,879,040 ÷ 29,281,887 shares)		$9.46

Statement of Operations
		Six months ended May 31, 2023 (Unaudited)
Investment Income
Interest		$2,839,389
Income from Fidelity Central Funds (including $7,878 from security lending)		509,228
Total Income		3,348,617
Expenses
Management fee	$518,630
Transfer agent fees	46,797
Independent trustees' fees and expenses	506
Total expenses before reductions	565,933
Expense reductions	(484)
Total expenses after reductions		565,449
Net Investment income (loss)		2,783,168
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,670,016)
Futures contracts	(159,650)
Swaps	(134,754)
Total net realized gain (loss)		(1,964,420)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,656,789
Futures contracts	(355,434)
Swaps	105,900
TBA Sale commitments	251,054
Total change in net unrealized appreciation (depreciation)		3,658,309
Net gain (loss)		1,693,889
Net increase (decrease) in net assets resulting from operations		$4,477,057
Statement of Changes in Net Assets

	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,783,168	$2,650,858
Net realized gain (loss)	(1,964,420)	(10,865,894)
Change in net unrealized appreciation (depreciation)	3,658,309	(14,873,460)
Net increase (decrease) in net assets resulting from operations	4,477,057	(23,088,496)
Distributions to shareholders	(2,789,379)	(2,577,273)
Share transactions
Proceeds from sales of shares	30,197,483	68,978,006
Reinvestment of distributions	2,600,620	2,416,577
Cost of shares redeemed	(47,122,392)	(143,021,563)
Net increase (decrease) in net assets resulting from share transactions	(14,324,289)	(71,626,980)
Total increase (decrease) in net assets	(12,636,611)	(97,292,749)

Net Assets
Beginning of period	289,515,651	386,808,400
End of period	$276,879,040	$289,515,651

Other Information
Shares
Sold	3,190,814	7,058,756
Issued in reinvestment of distributions	275,300	252,526
Redeemed	(4,987,981)	(14,732,576)
Net increase (decrease)	(1,521,867)	(7,421,294)

Financial Highlights
Fidelity® Limited Term Government Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.40	$10.12	$10.33	$10.05	$9.77	$9.88
Income from Investment Operations
Net investment income (loss) A,B	.093	.077	.052	.108	.188	.142
Net realized and unrealized gain (loss)	.072	(.720)	(.179)	.279	.276	(.123)
Total from investment operations	.165	(.643)	(.127)	.387	.464	.019
Distributions from net investment income	(.105)	(.077)	(.049)	(.107)	(.184)	(.129)
Distributions from net realized gain	-	-	(.034)	-	-	-
Total distributions	(.105)	(.077)	(.083)	(.107)	(.184)	(.129)
Net asset value, end of period	$9.46	$9.40	$10.12	$10.33	$10.05	$9.77
Total Return C,D	1.64%	(6.37)%	(1.24)%	3.89%	4.78%	.20%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.40% G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.40% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.97% G	.79%	.51%	1.05%	1.88%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$276,879	$289,516	$386,808	$515,479	$325,273	$313,739
Portfolio turnover rate H	126% G	132%	91%	110%	160%	124%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023

1. Organization.
Fidelity Limited Term Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, swaps, market discount, capital loss carryforwards, and   losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$468,194
Gross unrealized depreciation	(10,742,598)
Net unrealized appreciation (depreciation)	$(10,274,404)
Tax cost	$305,341,210

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(6,878,397)
Long-term	(5,738,853)
Total capital loss carryforward	$(12,617,250)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Limited Term Government Fund
Interest Rate Risk
Futures Contracts	(159,650)	(355,434)
Swaps	(134,754)	105,900
Total Interest Rate Risk	(294,404)	(249,534)
Totals	$(294,404)	$(249,534)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Government Fund	63,594,148	72,228,394

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual percentage of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except transfer agent fees, the compensation of the independent Trustees and certain other expenses such as taxes. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the expense contract, the investment adviser pays all other operating expenses as necessary, except transfer agent fees, the compensation of the independent Trustees, and certain other expenses such as taxes, so that total expenses do not exceed an annual percentage of average net assets. Effective April 1, 2023, the annual management fee and expense contract rates were as follows:

	Management Fee Annual % of Average Net Assets	Expense Contract Annual % of Average Net Assets
Fidelity Limited Term Government Fund	.20%	.35%

Prior to April 1, 2023, the Fund paid a monthly management fee that was based on an annual rate of .45% of the Fund's average net assets. Under the management contract, the investment adviser paid all other expenses, except the compensation of the independent Trustees and certain other expenses such as taxes. The management fee was reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective April 1, 2023, FIIOC receives an annual asset-based fee of   .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Limited Term Government Fund	$858	$-	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $484.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity® Limited Term Government Fund **	.40%
Actual		$ 1,000	$ 1,016.40	$ 2.01
Hypothetical- B		$ 1,000	$ 1,022.94	$ 2.02

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective April 1, 2023, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid

Fidelity® Limited Term Government Fund	.35%
Actual		$ 1.76
Hypothetical - B		$ 1.77

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Limited Term Government Fund

At its March 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) for the fund (the Amended Contract) that will charge a flat management fee covering fund-level expenses of 20 basis points. The Board also voted to approve an expense contract between FMR and the fund which would obligate FMR to pay any class level expenses so that ordinary operating expenses incurred by the fund, with certain limited exceptions, will not exceed 35 basis points (the Expense Contract). It was noted that the Expense Contract was changeable only by vote of the Board and fund shareholders. The Board also noted that the Amended Contract and the Expense Contract would each be effective April 1, 2023. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided . The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract (Current Management Contract). At its September 2022 meeting, the Board concluded that the nature, extent and quality of the services to be provided to the fund under the Current Management Contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract and Expense Contract at its March 2023 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract and Expense Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the Current Management Contract. Based on its review, the Board concluded at its September 2022 meeting that the fund's current management fee and the total expense ratio of the fund are fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

In reviewing the Amended Contract, the Board considered the fund's proposed management fee rate out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of the fund. The Board considered that the Amended Contract will decrease the management fee paid by the fund by approximately 25 basis points, based on the average group assets for December 2022. The Board also considered that the fund's proposed Expense Contract will limit the fund's total operating expenses, with certain limited exceptions, to 35 bp, which cannot be increased without approval of the Board and fund shareholders. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability . The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its September 2022 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale . Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its September 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of the fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the fund's management fee and FMR will guarantee that total operating expenses cannot exceed 35 bp without approval of the Board and fund shareholders. The Board will continue to review economies of scale in connection with its consideration of future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the fund's Amended Contract should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.968338.109
ISG-SANN-0723

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 20, 2023